Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
Current Fiscal Year End Date	--12-31
Defined Contribution Plan, Cost Recognized	$ 11.3	$ 8.1	$ 5.7
Defined Benefit Plan, Benefits Paid			75
Agreed upon separation agreement % interest earned on unpaid benefits for former President and Senior VP and Secretary			8.75%
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 0.4